Trade and other receivables, net - Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables, net
Trade receivables, gross	$ 203,768	$ 168,346
Other receivables, gross	675,848	753,562
Other Receivables	671,707	749,456
Total trade and other receivables	853,199	895,526
Trade and other receivables	240,319	221,899
Trade and other receivables	612,880	673,627
Foreign clients [Member]
Trade and other receivables, net
Trade receivables, gross	46,051	40,229
Advances to suppliers [Member]
Trade and other receivables, net
Other receivables, gross	6,810	14,392
Tax claims [Member]
Trade and other receivables, net
Other receivables, gross	546,385	631,982
Related entities [Member]
Trade and other receivables, net
Trade receivables, gross	421	367
Other receivables, gross	2,486	2,842
Other receivables
Trade and other receivables, net
Other receivables, gross	$ 272	$ 218